General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
General And Administrative Expenses [Line Items]
General and administrative expenses

General and administrative expenses
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Outsourcing costs 187 197 191 384 312
Technology costs 244 255 206 499 369
Consulting, legal and audit fees 283 257 240 540 441
Real estate and logistics costs 235 203 190 439 320
Market data services 150 152 126 302 232
Marketing and communication 88 76 70 164 136
Travel and entertainment 78 66 72 145 126
Litigation, regulatory and similar matters
1
163 196 1,161 359 1,169
Other 2,799 2,676
2
2,329 5,474
2
4,466
of which: shared services costs charged by UBS Group AG or its subsidiaries 2,538 2,231 2,097 4,769 4,030
Total general and administrative expenses 4,228 4,077 4,584 8,305 7,570
1 Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16b for more information.

2 Includes a USD
180 m expense related
to the payment to Swisscard for the sale of the Credit Suisse card portfolios to UBS AG. Refer to “Note 29 Changes in organization and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS AG Annual Report 2024 for more information.